Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 28, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	FIRSTBANK CORP
Document Type	10-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		7,810,987
Entity Public Float			$ 32,781,781
Amendment Flag	false
Entity Central Index Key	0000778972
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Cash and due from banks	$ 40,151	$ 25,322
Short term investments	35,665	48,216
Total cash and cash equivalents	75,816	73,538
FDIC insured bank time certificates of deposit	4,432	10,405
Trading Account Securities	2	13
Securities available for sale	342,184	255,703
Federal Home Loan Bank stock	7,266	8,203
Loans held for sale	349	1,355
Loans, net of allowance for loan losses of $21,019 in 2011 and $21,431 in 2010	962,890	1,010,189
Premises and equipment, net	25,087	25,431
Goodwill	35,513	35,513
Core deposits and other intangibles	1,448	2,145
Other real estate owned	5,251	8,316
Accrued interest receivable and other assets	25,061	27,532
TOTAL ASSETS	1,485,299	1,458,343
Deposits:
Non-interest bearing demand accounts	214,904	185,191
Interest bearing accounts:
Demand	340,942	293,900
Savings	241,603	210,239
Time	423,093	494,453
Total Deposits	1,220,542	1,183,783
Securities sold under agreements to repurchase and overnight borrowings	46,784	41,328
Federal Home Loan Bank advances	19,457	40,658
Subordinated Debentures	36,084	36,084
Accrued interest payable and other liabilities	7,055	8,062
Total Liabilities	1,329,922	1,309,915
SHAREHOLDERS’ EQUITY
Preferred stock; no par value, 300,000 shares authorized, 33,000 issued	32,792	32,763
Common stock, no par value, 20,000,000 shares authorized; 7,892,486 and 7,803,816 shares issued and outstanding in 2011 and 2010	115,734	115,224
Retained earnings	3,955	295
Accumulated other comprehensive income	2,896	146
Total Shareholders’ Equity	155,377	148,428
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,485,299	$ 1,458,343

Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses (in Dollars)	$ 21,019	$ 21,431
Preferred stock, shares authorized	300,000	300,000
Preferred stock; shares issued	33,000	33,000
Preferred stock; par value (in Dollars per share)	$ 0	$ 0
Common stock; shares authorized	20,000,000	20,000,000
Common stock; shares issued	7,892,486	7,803,816
Common stock; shares outstanding	7,892,486	7,803,816
Common stock, par value (in Dollars per share)	$ 0	$ 0

Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest Income:
Loans, including fees	$ 61,465	$ 67,390	$ 70,531
Securities:
Taxable	4,888	3,649	2,712
Exempt from federal income tax	1,118	1,138	1,306
Short term investments	173	205	137
Total Interest Income	67,644	72,382	74,686
Interest Expense:
Deposits	10,891	15,733	18,841
FHLB Advances and notes payable	801	3,564	5,350
Subordinated debentures	1,197	1,497	1,612
Other	83	96	136
Total Interest Expense	12,972	20,890	25,939
Net Interest Income	54,672	51,492	48,747
Provision for loan losses	13,337	13,344	14,671
Net Interest Income after Provision for Loan Losses	41,335	38,148	34,076
Non-Interest Income:
Service charges on deposit accounts	4,492	4,576	4,509
Gain on sale of mortgage loans	3,683	5,907	7,551
Mortgage servicing, net of amortization	89	(96)	(471)
Gain/(loss) on trading account securities	(11)	3	(213)
Gain/(loss) on securities transactions	(37)	4	1,534
Courier and cash delivery services	0	174	751
Title insurance fees	0	0	626
Other	1,459	1,261	1,122
Total Non-Interest Income	9,675	11,829	15,409
Non-Interest Expense:
Salaries and employee benefits	21,263	20,889	22,291
Occupancy and equipment	5,311	5,555	6,248
FDIC Insurance Premium	1,560	2,098	2,430
Amortization of intangibles	698	796	934
Outside professional services	1,202	1,144	934
Advertising and promotions	1,425	1,684	1,588
OREO expense and valuation write downs	3,153	3,513	2,391
Other	8,941	9,023	8,934
Total Non-Interest Expense	43,553	44,702	45,750
Income or loss before Federal Income Taxes	7,457	5,275	3,735
Federal Income Taxes	1,834	1,512	1,044
NET INCOME	5,623	3,763	2,691
Preferred Stock Dividends and Accretion of Discount on Preferred Stock	1,679	1,679	1,540
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	3,944	2,084	1,151
COMPREHENSIVE INCOME
Net Income	5,623	3,763	2,691
Change in unrealized gain on securities, net of tax and reclassification effects	2,750	(452)	(288)
TOTAL COMPREHENSIVE INCOME	$ 8,373	$ 3,311	$ 2,403
Basic earnings per common share (in Dollars per share)	$ 0.5	$ 0.27	$ 0.15
Diluted earnings per common share (in Dollars per share)	$ 0.5	$ 0.27	$ 0.15

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands	Shares Issued [Member] Common Stock [Member]	Shares Issued [Member] Preferred Stock [Member]	Shares Issued [Member]	Common Stock [Member]	Preferred Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008				$ 113,411		$ 686	$ 886	$ 114,983
Net income						2,691		2,691
Cash dividends						(3,062)		(3,062)
Accrued dividends on preferred stock and accretion of discount on preferred stock					27	(1,540)		(1,513)
Amortization of stock warrants				(27)		27		0
Issuance of shares of common stock from supplemental shareholder investments	293	32,707	33,000	49				49
Issuance of common stock				269				269
Stock option and restricted stock expense				160				160
Net change in unrealized gain/(loss) on securities available for sale, net of tax							(288)	(288)
Issuance of shares of common stock through the dividend reinvestment plan				591				591
Balance at Dec. 31, 2009				114,746	32,734	(1,198)	598	146,880
Net income						3,763		3,763
Cash dividends						(620)		(620)
Accrued dividends on preferred stock and accretion of discount on preferred stock					29	(1,679)		(1,650)
Amortization of stock warrants				(29)		29		0
Issuance of shares of common stock from supplemental shareholder investments				34				34
Issuance of common stock				237				237
Stock option and restricted stock expense				115				115
Net change in unrealized gain/(loss) on securities available for sale, net of tax							(452)	(452)
Issuance of shares of common stock through the dividend reinvestment plan				121				121
Balance at Dec. 31, 2010				115,224	32,763	295	146	148,428
Net income						5,623		5,623
Cash dividends						(313)		(313)
Accrued dividends on preferred stock and accretion of discount on preferred stock					29	(1,679)		(1,650)
Amortization of stock warrants				(29)		29		0
Issuance of shares of common stock from supplemental shareholder investments				197				197
Issuance of common stock				162				162
Stock option and restricted stock expense				118				118
Net change in unrealized gain/(loss) on securities available for sale, net of tax							2,750	2,750
Issuance of shares of common stock through the dividend reinvestment plan				62				62
Balance at Dec. 31, 2011				$ 115,734	$ 32,792	$ 3,955	$ 2,896	$ 155,377

Consolidated Statements of Changes in Shareholders' Equity (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash dividends per sharae (in Dollars per share)	$ 0.04	$ 0.08	$ 0.4
Other shares issued	34,803		611,948
Shares of common stock through the dividend reinvestment plan	11,610	21,933	93,730
Issuance of shares of common stock from supplemental shareholder investments		6,555	7,375
Issuance of shares of common stock	42,379	44,587	49,337
Net of tax (in Dollars)	$ 1,417	$ (233)	$ (148)
Common Stock [Member]
Cash dividends per sharae (in Dollars per share)	$ 0.04	$ 0.08	$ 0.4
Other shares issued	34,803
Shares of common stock through the dividend reinvestment plan	11,610	21,933	93,730
Issuance of shares of common stock from supplemental shareholder investments		6,555	7,375
Issuance of shares of common stock	42,379	44,587	49,337
Preferred Stock [Member]
Other shares issued			33,000
Retained Earnings [Member]
Other shares issued			578,948
Accumulated Other Comprehensive Income (Loss) [Member]
Net of tax (in Dollars)	$ 1,417	$ (233)	$ (148)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
Net income	$ 5,623	$ 3,763	$ 2,691
Adjustments to reconcile net income to net cash from operating activities:
Provision for loan losses	13,337	13,344	14,671
Depreciation of premises and equipment	2,062	2,278	2,675
Net amortization (accretion) of security premiums/discounts	3,783	2,161	897
(Gain)/Loss on trading account securities	11	(3)	213
(Gain)/Loss on securities transactions	37	(4)	(1,534)
Amortization of intangibles	698	796	934
Stock option and restricted stock grant compensation expense	118	115	160
Gain on sale of mortgage loans	(3,683)	(5,907)	(7,551)
Proceeds from sales of mortgage loans	115,100	186,040	332,576
Loans originated for sale	(110,411)	(180,910)	(324,195)
Deferred federal income tax expense/(benefit)	(1,299)	499	900
Decrease/(increase) in accrued interest receivable and other assets	4,513	6,042	(7,654)
(Decrease) in accrued interest payable and other liabilities	(1,007)	(2,595)	(1,511)
NET CASH FROM OPERATING ACTIVITIES	28,882	25,619	13,272
INVESTING ACTIVITIES
Purchase of trading account securities	0	0	(2,819)
Proceeds from sales of securities available for sale	2,190	7,420	10,222
Proceeds from maturities and calls of securities available for sale	128,048	112,836	90,896
Purchase of securities available for sale	(210,398)	(229,458)	(144,975)
Redemption/(purchase) of Federal Home Loan Bank stock, net	937	881	0
Net (increase)/decrease in portfolio loans	28,015	69,346	14,703
Proceeds from sale of Other Real Estate Owned	6,850	6,645	7,561
Net purchases of premises and equipment	(1,718)	(2,272)	(1,171)
NET CASH USED IN INVESTING ACTIVITIES	(46,076)	(34,602)	(25,583)
FINANCING ACTIVITIES
Net increase in deposits	36,759	34,720	102,149
Net increase/(decrease) in securities sold under agreements to repurchase and overnight borrowings	5,456	1,919	(13,508)
Repayment of notes payable and other borrowings	0	0	(6,353)
Repayment of Federal Home Loan Bank borrowings	(24,201)	(68,605)	(129,658)
Proceeds from Federal Home Loan Bank borrowings	3,000	9,000	74,000
Cash proceeds from issuance of Preferred Stock and Warrants	0	0	33,000
Cash proceeds from issuance of Common Stock	421	392	909
Cash dividends on Preferred Stock	(1,650)	(1,650)	(1,513)
Cash dividends on Common Stock	(313)	(620)	(3,062)
NET CASH FROM/(USED IN) FINANCING ACTIVITIES	19,472	(24,844)	55,964
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	2,278	(33,827)	43,653
Cash and cash equivalents at beginning of year	73,538	107,365	63,712
CASH AND CASH EQUIVALENTS AT END OF YEAR	75,816	73,538	107,365
Cash paid during the year for:
Interest	13,539	21,597	26,750
Income taxes	1,975	855	1,415
Non cash transfer of loans to other real estate owned	$ 5,948	$ 10,167	$ 11,211

Note 1 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

Nature of Operations:  Firstbank Corporation (the “Company”) is a bank holding company. Each of our subsidiary banks is a full service community bank. The subsidiary banks offer all customary banking services, including the acceptance of checking, savings and time deposits, and the making of commercial, agricultural, real estate, personal, home improvement, automobile and other installment and consumer loans. Our consolidated assets were, $1.485 billion as of December 31, 2011, and primarily represent commercial and retail banking activity. Mortgage loans serviced for others of $606 million, as of December 31, 2011, are not included in the consolidated balance sheet.

Principles of Consolidation:  The consolidated financial statements include the accounts of the Company and its subsidiaries, Firstbank – Alma; Firstbank (Mt. Pleasant); Firstbank – West Branch; Keystone Community Bank and Firstbank – West Michigan (the “Banks”); 1st Armored, Incorporated (sold March 31, 2010); 1st Title, Incorporated; 1st Investors Title, LLC; Austin Mortgage Company; and FBMI Risk Management Services, Inc., after elimination of inter-company accounts and transactions. These subsidiaries are wholly owned, except 1st Investors Title, LLC, which we held a 48% share at December 31, 2011. We do not consolidate their results into the results of the Company. Firstbank – St Johns was merged into Firstbank - Alma in 2011. Each of our five banks operates its own Mortgage Company. The operating results of these companies are consolidated into each Bank’s financial statements. During 2004 we formed a special purpose trust, Firstbank Capital Trust I, in 2006 we formed Firstbank Capital Trust II, and in 2007 we formed Firstbank Capital Trust III and Firstbank Capital Trust IV, for the sole purpose of issuing trust preferred securities. These trusts are not consolidated into our financial statements.

Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.  Actual results could differ from those estimates.

Investments:  Investments are presented at fair value as required by accounting principles. Our investment portfolio is classified as available for sale, as such; adjustments to the fair value are reported as a change in equity. If a security is deemed to be other than temporarily impaired, the adjustment to fair value is recorded through the income statement.

Certain Significant Estimates:  The primary estimates incorporated into our financial statements, which are susceptible to change in the near term, include the allowance for loan losses, the determination of the fair value of certain financial instruments, fair value of investments, determination of state and federal tax assets and liabilities, goodwill, purchase accounting and core deposit intangible valuations, valuation of other real estate owned, and the valuation of mortgage servicing rights.

Current Vulnerability Due to Certain Concentrations:  Our business is concentrated in the mid-central and southwestern sections of the lower peninsula of Michigan. While the loan portfolio is diversified, the customers’ ability to honor their debts is partially dependent on the local economies. Our service area is primarily dependent on manufacturing (automotive and other), agricultural and recreational industries. Most commercial and agricultural loans are secured by business assets, including commercial and agricultural real estate and federal farm agency guarantees. Generally, consumer loans are secured by various items of personal property and mortgage loans are secured by residential real estate. Our funding sources include time deposits and other deposit products which bear interest. Periods of rising interest rates result in an increase in our cost of funds and an increase in the yields on certain assets. Conversely, periods of falling interest rates result in a decrease in yields on certain assets and costs of certain funds.

Cash and Cash Equivalents:  Cash and cash equivalents include cash on hand, amounts due from banks and short term investments with an original maturity of 90 days or less, which include interest bearing deposits with banks and the Federal Reserve, federal funds sold, and overnight money market fund investments. Generally, federal funds and overnight money market funds are purchased for a one day period. We report customer loan transactions, deposit transactions and repurchase agreements and overnight borrowings on a net basis within our cash flow statement.

Trading Account Securities: From time to time, we invest in the common stock of other companies. Trading account securities are adjusted to fair value through the income statement, with increases in value reflected as non-interest income and decreases in value reflected as a decrease to non-interest income.

Securities Available for Sale:  Securities available for sale consist of bonds and notes which might be sold prior to maturity due to changes in interest rate, prepayment risks, yield and availability of alternative investments, liquidity needs or other factors. Securities classified as available for sale are reported at their fair value and the related unrealized holding gain or loss (the difference between the fair value and amortized cost of the securities so classified) is reported in other comprehensive income. Other securities such as Federal Home Loan Bank stock are carried at cost. Interest income includes amortization of purchase premium or discount. Premiums and discounts on securities are amortized on the level-yield method.  Gains and losses on sales are recorded on the trade date and are determined using the specific identification method.

Declines in the fair value of securities below their cost that are other than temporary are reflected as realized losses. In estimating other-than-temporary losses, management considers: (1) the length of time and extent that fair value has been less than carrying value; (2) the financial condition and near term prospects of the issuer; and (3) the Company’s ability and intent to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Mortgage Banking Activities:  Servicing rights are recognized as assets based on the allocated value of retained servicing rights on loans sold. Servicing rights are expensed in proportion to, and over the period of, estimated net servicing revenues. Impairment is evaluated based on the fair value of the rights, using groupings of the underlying loans as to interest rates. Any impairment of a grouping is reported as a valuation allowance.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned. Amortization of mortgage serving rights is netted against loan servicing fee income in the income statement.

Mortgage Derivatives: From time to time, we enter into mortgage banking derivatives such as forward contracts and rate lock commitments in the ordinary course of business. The derivatives are not designated as hedges and are carried at fair value. The net gain or loss on mortgage banking derivatives is included in gain on sale of loans.

Loans Held for Sale:  Mortgage loans originated and intended for sale in the secondary market are carried at the lower of aggregate cost or market, as determined by outstanding commitments from investors. Net unrealized losses, if any, are recorded as a valuation allowance and charged to earnings.

Mortgage loans held for sale are generally sold with servicing rights retained. Gains and losses on sales of mortgage loans are based on the difference between the selling price and the carrying value of the related loan sold, which is reduced by the cost allocated to the servicing right. We generally lock in the sale price to the purchaser of the loan at the same time we make a rate commitment to the borrower.

Loans:  Loans receivable, for which management has the intent and ability to hold for the foreseeable future or payoff are reported at their outstanding unpaid principal balances, net of any deferred fees or costs on originated loans, unamortized premiums or discounts. Loan origination fees and certain origination costs are capitalized and recognized as an adjustment to yield of the related loan. Interest income is reported on the interest method and includes amortization of net deferred loan fees and costs over the loan term without anticipating prepayments. Interest income on mortgage and commercial loans is discontinued at the time the loan becomes 90 days delinquent unless the credit is well secured and in process of collection. Consumer and unsecured consumer line of credit loans are typically charged off no later than 120 days past due. Loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued, but not received, for loans placed on nonaccrual status, is reversed against interest income. Interest received on such loans is accounted for on the cash-basis or cost-recovery method until qualifying for return to accrual. Loans are returned to accrual status when all of the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loans classified as troubled debt restructurings (TDR’s) are accounted for in generally the same manner as all other loans. If the loan is in accrual status at the time of the restructuring, the borrower has the ability to make the payments under the restructured terms, and the restructuring does not forgive principal, the loan remains on an accrual basis under the new terms. If there is a forgiveness of debt or partial charge off, the loan will generally be placed on nonaccrual status with any accrued interest reversed against interest income. If a loan is in nonaccrual status at the time of a restructuring or subsequently becomes nonaccrual, it will remain in nonaccrual status until the borrower has demonstrated the ability to make the payments under the restructured terms by making a minimum of six months of payments. If the borrower makes the six months of payments without becoming past due 30 days or more, it will be returned to accrual status. The determination of the need for an allowance for loan loss adjustment is based on the sum of: 1) a factor relating to historical losses multiplied times the balance of the loan, and 2) a net present value adjustment relating to a change in interest rate, if applicable. The amount recorded in the allowance for loan losses for restructured loans during the years ended December 31, 2011 and 2010 was $591,000 and $704,000, respectively. Restructured loans charged off in 2011 were $2.4 million, while we had no charge offs of restructured loans in 2010.

Allowance for Loan Losses:  The allowance for loan losses is a valuation allowance for probable incurred credit losses. Management uses a quantitative and qualitative methodology for analyzing factors which impact the allowance for loan losses consistently across its five banking subsidiaries. The process applies risk factors for historical charge-offs and delinquency experience, portfolio segment weightings and industry and regional factors and trends as they affect the banks’ portfolios. Consideration of exposures to industries potentially most affected by risks in the current economic and political environment, and the review of potential risks in certain credits that are considered part of the non-performing loan category contributed to the establishment of the allowance levels at each bank. Loan losses are charged off against the allowance when management believes the uncollectibility of a loan balance is confirmed.

Loans are reviewed on an ongoing basis for impairment. A loan is impaired when it is probable that we will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impaired loans are measured based on the present value of expected cash flows discounted at the loan’s effective interest rate or, as a practical expedient, the fair value of collateral, if the loan is collateral dependent. Loans considered to be impaired are reduced to the present value of expected future cash flows or to the fair value of collateral by allocating a portion of the allowance for loan losses to such loans. If these allocations cause an increase in the allowance for loan losses such increase is reported as provision for loan loss through the income statement. Increases or decreases in carrying value due to changes in estimates of future payments or the passage of time are reported as reductions or increases in the provision for loan losses.

Smaller balance homogeneous loans such as residential first mortgage loans secured by one to four family residences, residential construction, automobile, home equity and second mortgage loans, are collectively evaluated for impairment. Commercial loans and first mortgage loans secured by other properties are evaluated individually for impairment. When credit analysis of the borrower’s operating results and financial condition indicates the underlying ability of the borrower’s business activity is not sufficient to generate adequate cash flow to service the business’ cash needs, including our loans to the borrower, the loan is evaluated for impairment. Often this is associated with a delay or shortfall in payments of 90 days or less. Commercial and commercial real estate loans are rated on a scale of 1 to 10, with grades 1 to 4 being pass grades, 5 watch, 6 special mention, 7 substandard, 8 impaired, 9 doubtful and 10 loss. Loans graded 6, 7, and 8 are reviewed for possible impairment at least quarterly. Loans are generally moved to nonaccrual status when 90 days or more past due and considered impaired. Impaired loans, or portions thereof, are charged off when deemed uncollectible.  For a more complete explanation of our loan grading system, see Note 6.

Premises and Equipment:  Premises and equipment are stated on the basis of cost less accumulated depreciation. Depreciation is computed over the estimated useful lives of the assets, primarily by accelerated methods for income tax purposes and by the straight line method for financial reporting purposes.  Buildings and related components are assigned useful lives ranging from 5 to 33 years. Furniture, fixtures and equipment are assigned useful lives ranging from 3 to 10 years.

Other Real Estate Owned:  Other real estate owned includes properties acquired through either a foreclosure proceeding or acceptance of a deed in lieu of foreclosure and is initially recorded at the fair value less estimated carrying and selling costs when acquired, establishing a new cost basis. These properties are evaluated periodically and, if fair value is deemed to have declined subsequent to foreclosure, a valuation allowance is recorded through noninterest expense. Costs incurred for the property after foreclosure are expensed as incurred. Other real estate owned totaled $5.3 million and $8.3 million at December 31, 2011 and 2010. Gains and losses on the sale of other real estate owned are recorded on the income statement as other income.

The following table summarizes the activity associated with other real estate owned.

(In Thousands of Dollars)	2011	2010
Balance at beginning of year	$8,316	$7,425
Properties transferred into OREO	5,948	10,167
Valuation impairments recorded	(2,258)	(2,307)
Proceeds from sale of properties	(6,850)	(6,645)
Gain or (loss) on sale of properties	95	(324)
Balance at end of year	$5,251	$8,316

Goodwill and Other Intangible Assets: Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed at least annually for impairment and any such impairment is recognized in the period identified. A more frequent assessment is performed if conditions in the market place or changes in the company’s organizational structure occur. We use a discounted income approach and a market valuation model, which compares the inherent value of our company to valuations of recent transactions in the market place to determine if our goodwill has been impaired. See footnote 8 for additional information.

Other intangible assets consist of core deposit intangibles arising from whole bank and branch acquisitions. They are initially measured at fair value and then are amortized on an accelerated method over their estimated useful lives.

Long Term Assets:  Premises and equipment, core deposit and other intangible assets, and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, a charge is taken to earnings, and the assets are written down to new estimate of fair value.

Loan Commitments and Related Financial Instruments:  Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. Such financial instruments are recorded when they are funded.

Income Taxes:  We record income tax expense based on the amount of taxes due on our tax return plus the change in deferred taxes, computed based on the future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities using enacted tax rates. A valuation allowance is recorded, if needed, and reduces deferred tax assets to the amount expected to be realized.

Earnings Per Share:  Basic earnings per share is calculated by dividing net income available for common shareholders (net income less preferred stock dividends and accretion of the preferred stock discount) by the weighted average number of common shares outstanding. Diluted earnings per share is calculated by dividing net income available for common shareholders by the weighted average common shares outstanding including the dilutive effect of additional common shares that may be issued under outstanding stock options and warrants.

Comprehensive Income:  Comprehensive income consists of net income and changes in unrealized gains and losses on securities available for sale, net of tax, which is recognized as a separate component of equity. Accumulated other comprehensive income consists of unrealized gains and losses on securities available for sale, net of tax.

Recent Accounting Pronouncements: Troubled Debt Restructurings - In April 2011, the FASB issued ASU 2011-02 “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring”, which provides additional guidance to help creditors in determining whether a creditor has granted a concession and whether a debtor is experiencing financial difficulties for purposes of determining whether a restructuring constitutes a troubled debt restructuring. The amendments in this update were effective for the Corporation for the year ended December 31, 2011. The impact of the adoption of this standard was resulted in additional loans being identified as restructured as disclosed in Footnote 8 - Loans.

Effect of Newly Issued Accounting Standards: Fair Value - In May 2011, the FASB issued ASU 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. “The standard clarifies existing fair value measurement and disclosure requirements and changes existing principles and disclosure guidance. Clarifications were made to the relevancy of the highest and best use valuation concept, measurement of an instrument classified in an entity’s shareholder’s equity and disclosure of quantitative information about the unobservable inputs for level 3 fair value measurements. Changes to existing principles and disclosures included measurement of financial instruments managed within a portfolio, the application of premiums and discounts in fair value measurement, and additional disclosures related to fair value measurements. The updated guidance and requirements are effective for financial statements issued for the first interim or annual period beginning after December 15, 2011, and should be applied prospectively. The adoption of this standard is not expected to have a material effect on the Company’s financial statement.

Comprehensive Income - In June 2011, the FASB issued ASU 2011-05 “Presentation of Comprehensive Income”. This standard requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but continuous statements.  This standard eliminates the option to present the components of other comprehensive income as part of the statement of equity. This standard is effective for fiscal years and interim periods with those years beginning after December 15, 2011. The implementation of this standard will only change the presentation of comprehensive income; it will not have an impact on the Company’s financial position or results of operations. In December 2011, the FASB issued ASU 2011-12. This standard defers the requirement to present reclassification adjustments for each component of OCI in both net income and OCI on the face of the financial statements.

Goodwill - In September 2011, the FASB issued ASU 2011-08 “Testing Goodwill for Impairment.”  This standard gives an entity the option to assess qualitative factors to determine if goodwill is impaired.  If the qualitative assessment indicates no impairment, a quantitative goodwill impairment test is not required.  The standard is effective for fiscal years beginning after December 15, 2011, and early adoption is permitted. The adoption of this standard is not expected to have a material effect on the Company’s financial statements.

Loss Contingencies:  Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there are such matters that will have a material effect on the financial statements as of December 31, 2011.

Fair Value of Financial Instruments:  Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in a separate note. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Reclassification:  Certain 2009 and 2010 amounts may have been reclassified to conform to the 2011 presentation.

Operating Segments:  While the chief decision-makers monitor the revenue streams of the various products and services, operations are managed and financial performance is evaluated on a company wide basis. Operating segments are aggregated into one as operating results for all segments are similar. Accordingly, all of the financial service operations are considered by management to be aggregated in one reportable operating segment.

Note 2 - Acquisitions and Divestitures	12 Months Ended
Dec. 31, 2011
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
NOTE 2 – ACQUISITIONS AND DIVESTITURES

On March 31, 2010, we sold our 1st Armored, Inc. armored car company. No gain or loss was recorded on the transaction. Historical earnings from 1st Armored, Inc. are included in the financial statements presented through the date of its sale within this report. Financial results subsequent to March 31, 2010 are excluded for 1st Armored, Inc. as the sale transaction was completed on that date.

Note 3 - Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Restricted Assets Disclosure [Text Block]
NOTE 3 – RESTRICTIONS ON CASH AND DUE FROM BANKS

Our subsidiary banks are required to maintain average reserve balances in the form of cash and non-interest bearing balances due from the Federal Reserve Bank. The average reserve balances required to be maintained during 2011 and 2010 were $14,561,000 and $9,471,000, respectively. These balances earned interest at a rate of 0.25% during both 2011 and 2010.

Note 4 - Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities [Text Block]
NOTE 4 – SECURITIES

The fair value of securities available for sale was as follows:

(In Thousands of Dollars)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Carrying Value
Securities Available for Sale:
December 31, 2011:
U.S. governmental agency	$132,534	$1,325	$(25)	$133,834
States and political subdivisions	76,574	1,238	(23)	77,789
Mortgage Backed Securities	70,059	1,080	(87)	71,052
Collateralized Mortgage Obligations	57,006	854	(15)	57,845
Equity and Other Securities	1,606	58	0	1,664
Total	$337,779	$4,555	$(150)	$342,184

December 31, 2010:
Treasury notes	$12,513	$17	$0	$12,530
U.S. governmental agency	82,395	632	(130)	82,897
States and political subdivisions	48,278	255	(446)	48,087
Mortgage Backed Securities	55,687	412	(200)	55,899
Collateralized Mortgage Obligations	54,958	179	(494)	54,643
Equity and Other Securities	1,650	0	(3)	1,647
Total	$255,481	$1,495	$(1,273)	$255,703

Securities with unrealized losses at year end 2011 and 2010 not recognized in income are as follows:

(In Thousands of Dollars)	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
December 31, 2011
US Government Agencies	$0	$0	$17,974	$(25)	$17,974	$(25)
Municipal Securities	3,738	(2)	2,249	(21)	5,987	(23)
Mortgage Backed Securities	0	0	18,091	(87)	18,091	(87)
Collateralized Mortgage Obligations	0	0	6,590	(15)	6,590	(15)
Total Temporarily Impaired	$3,738	$(2)	$44,904	$(148)	$48,642	$(150)

December 31, 2010
US Government Agencies	$12,750	$(130)	$0	$0	$12,750	$(130)
States and Political Subdivisions	19,284	(245)	4,883	(201)	24,167	(446)
Mortgage Backed Securities	25,936	(200)	0	0	25,936	(200)
Collateralized Mortgage Obligations	39,442	(494)	0	0	39,442	(494)
Equity and Other Securities	0	0	31	(3)	31	(3)
Total Temporarily Impaired	$97,412	$(1,069)	$4,914	$(204)	$102,326	$(1,273)

Unrealized losses on securities shown in the previous tables have not been recognized into income because management has the intent and ability to hold these securities for the foreseeable future. The decline in market value is due to changes in interest rates for debt securities and considered normal market fluctuations for equity securities. Management has also reviewed the issuers’ bond ratings, noting they are of high credit quality.

Trading account securities are marked to market with the change in value reported on the income statement. Gains and losses on available for sale securities are recognized if the security is either deemed to be other than temporarily impaired, or the security is sold. During 2009 we had two securities which were written down for other than temporary impairment by a total of $150,000. During 2010 we sold one of these two securities and recognized an additional $26,000 loss. Due to continuing problems within the other security, we recorded an additional charge for other than temporary impairment of $150,000 bringing the carrying value of that security to zero. Both of these securities were trust preferred securities of Michigan banks that had a combined original book value of $500,000. The following table shows gross gains and losses on investment securities for the three year period:

(In Thousands of Dollars)	2011	2010	2009
Trading Account Securities Gains/(Losses)	$(11)	$3	$(213)

Available for Sale Securities
Other than temporary impairment losses	$0	$(150)	$(150)
Gross realized gains	28	200	1,814
Gross realized losses	(65)	(46)	(130)
Net realized gains (losses)	$(37)	$4	$1,534

The fair value of securities at December 31, 2011, by stated maturity, is shown below. Actual maturities may differ from stated maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

(In Thousands of Dollars)	Fair Value
Due in one year or less	$26,251
Due after one year through five years	168,377
Due after five years through ten years	71,278
Due after ten years	74,577
Total	340,483

Equity securities	1,701
Total securities	$342,184

At December 31, 2011 and 2010, securities with carrying values approximating $46,784,000 and $41,328,000 were pledged to secure public trust deposits, securities sold under agreements to repurchase, and for such other purposes as required or permitted by law.

Federal Home Loan Bank stock is carried at cost, which approximates its fair value.

Note 5 - Loan Servicing	12 Months Ended
Dec. 31, 2011
Accounting for Certain Loans and Debt Securities Acquired in Transfer Disclosure [Text Block]
NOTE 5 – LOAN SERVICING

Loans held for sale at year end are as follows:

(In Thousands of Dollars)
	2011	2010
Loans held for sale	$349	$1,358
Less: Allowance to adjust to lower of cost or market	0	(3)
Loans held for sale, net	$349	$1,355

Mortgage loans serviced for others are not reported as assets.  The principal balances of these loans at year end are as follows:

(In Thousands of Dollars)
	2011	2010
Mortgage loan portfolios serviced for:
Freddie Mac	$601,710	$617,558
Fannie Mae	$1,446	$1,942
Federal Home Loan Bank	$2,757	$3,188

Custodial escrow balances maintained in connection with serviced loans were $1,438,000 and $1,477,000 at year end 2011 and 2010.

Activity for capitalized mortgage servicing rights, included in other assets on the Consolidated Balance Sheet, was as follows:

(In Thousands of Dollars)
	2011	2010	2009
Servicing rights:
Beginning of year	$4,603	$3,705	$2,370
Additions	1,505	2,428	3,056
Amortized to expense	(1,512)	(1,530)	(1,721)
End of year	$4,596	$4,603	$3,705

Management has determined that no valuation allowance was necessary at December 31, 2011, 2010, or 2009.

The fair value of mortgage servicing rights was $6,034,000 and $6,067,000 at year end 2011 and 2010. Fair value at the end of 2011 was determined using a discount rate of 7.375%, a weighted average constant prepayment rate of 14.79%, depending on the stratification of the specific right, and a weighted average delinquency rate of 1.09%.  At the end of 2010, fair value was determined using a discount rate of 7.97%, a weighted average constant prepayment rate of 14.12%, depending on the stratification of the specific right, and a weighted average delinquency rate of 1.38%

The weighted average amortization period is 2.6 years.  Estimated amortization expense for each of the next five years is:

(In Thousands of Dollars)
2012	$995
2013	$822
2014	$692
2015	$577
2016	$466

Note 6 - Loans	12 Months Ended
Dec. 31, 2011
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 6 – LOANS

The following information provides a description of how loan grades are determined for our Commercial and Industrial and Commercial Real Estate Segments. In general, for Commercial and Industrial, and Commercial Real Estate Segments, the probability of loss increases with each rate change from the Grade 1 Excellent down through the Grade 9 Doubtful classes. For Consumer and Residential Mortgage segments, the probability of loss increases as loans move down from current to greater than 60 days past due, nonaccrual.

Grade 1 Excellent – Characteristics of loans in this category include: the loan is generally secured by cash or readily marketable securities; the borrower provides annual audited financials with interim financials reviewed quarterly; the loan has no delinquencies over ten days in the past year; the company’s management is considered to have a high degree of integrity; management of the company has over 15 years of experience; lines of credit have not and are not expected to be utilized; financial statements demonstrate consistently strong profits; and the company has little competition and excellent growth prospects.

Grade 2 Quality – Characteristics of loans in this category include: high net worth borrowers with excellent cash flow and a high degree of liquidity; the borrower generally has annual audited financial statements; there has been one or fewer delinquencies over ten days in the past year; the company’s management is considered to have a high degree of integrity; the company’s management has over ten years of experience; lines of credit have had nominal use over the preceding 12 months; financial statements demonstrate consistent profitability; and the company is in an excellent competitive position.

Grade 3 Good – Loans in this category are very strong, but may lack some of the net worth and/or cash flow characteristics of the previous rating. Characteristics of loans in this category include: annual reviewed financial statements and compiled quarterly financial statements, there has only been one or fewer delinquencies over 15 days in the past year, the company’s management has solid integrity, the company’s management is capable and has over five years of experience, lines of credit have regular usage with no balance in the last 60 days, financial statements demonstrate consistent but nominal profits, and the company has good a solid market share.

Grade 4 Acceptable – Characteristics of loans in this category include: annual compiled financial statements with quarterly information available or CPA prepared tax returns, there are only two or fewer delinquencies over 15 days of which only one is over 30 days in the past year, the company’s management has average business experience of over three years, lines of credit have regular use but have no current balance or a significant reduction in balance in the last 30 days, the company has been profitable in two of the preceding three years, and the company is competitive in its market and is maintaining its market share.

Loans graded as one through four are considered as Pass loans and are shown as one class of loans in our credit quality table.

Grade 5 Watch - This rating is used for loans which have shown some sign of weakness, but have not degraded to the point of requiring an impairment review. Characteristics of loans in this rating include: annual management prepared financial statements; delinquencies not exceeding three times over 30 days or one time over 60 days in the past year; weakening financial statements but profitable in two of the last three years; and a declining market share in a competitive market. These loans merit monitoring by management to assure that if circumstances deteriorate further actions are taken to protect the bank’s position.

Grade 6 Special Mention - This rating is used for loans which are included on a watch list and have degraded to a point where additional supervision is required; however, the bank remains confident in the full collection of all principal and interest. These loans are reviewed for impairment on a quarterly basis. Characteristics of loans in this rating may include: repeat delinquency; longer term negative trends in financial results; continuing deterioration of cash flows; concerns regarding the liquidity of guarantors; and other negative business trends.

Grade 7 Substandard - This rating is for loans for which a lender is actively working with the borrower to resolve issues and the full repayment of the loan is questionable. The loan is inadequately protected by current sound worth of the borrower, paying capacity of the guarantor, or pledged collateral. Loans in this grade have well defined weaknesses that jeopardize the full collectability of the loan and a distinct possibility of loss exits.  These loans are reviewed for impairment on a quarterly basis. Characteristics of loans in this rating may include: persistent delinquency; poor financial results of the business; negative cash flow; the ability of guarantor(s) to provide support for the loan is questionable.

Grade 8 Impaired Nonaccrual - This rating is for loans which are considered impaired and classified as nonaccrual. Loans in this grade have all the weaknesses of those classified as substandard grade 7 above, with the added characteristic that, based upon currently known facts, the weaknesses make collection of all principal and interest due according to contractual terms unlikely. These loans are reviewed for impairment on a quarterly basis. Loans in this grade may be assigned an allocated reserve in the loan loss allowance analysis if a determination is made that the future cash flows or the value of the collateral do not support the current carrying value of the loan.

Grade 9 Doubtful Nonaccrual- This rating is for loans which are considered impaired and are classified as nonaccrual. Loans in this grade have all the weaknesses of those classified as impaired nonaccrual grade 8 above, with the added characteristic that the weaknesses make full collection through payment or liquidation of the collateral, based on currently known facts, highly questionable or improbable. These loans are reviewed for impairment on a quarterly basis. Loans in this grade may be assigned an allocated reserve in the loan loss allowance analysis if a determination is made that the future cash flows or the value of the collateral do not support the current carrying value of the loan.

Restructured Loans

Impaired Restructured and Accruing - Loans where the borrower is experiencing financial difficulty and the bank has granted a concession to the borrower. A concession may be: a reduction in the contractual interest rate below current market rates for loans of similar quality, a lengthening of the accrual time frame beyond normal market terms, a forgiveness of a portion of the outstanding principal, or acceptance of collateral in lieu of payment for a portion of the loan balance. If the loan is in accrual status at the time of the restructuring, the borrower has the ability to make the payments under the restructured terms, and the restructuring does not forgive principal, the loan remains on an accrual status under the new terms. However, if there is a forgiveness of debt or partial charge off, the loan will generally be graded as impaired nonaccrual (Grade 8) with any accrued interest reversed against interest income. If a loan is in nonaccrual status at the time of a restructuring, it will remain in nonaccrual status (Grade 8) at the time of restructuring. All non-accruing restructured loans remain in nonaccrual status until the borrower has demonstrated the ability to make the payments under the restructured terms by making a minimum of six months of payments. If the borrower makes the six months of payments without becoming past due 30 days or more, the loan may be returned to accrual status. The determination of the need for an allowance for loan loss adjustment is based on a factor relating to historical losses multiplied times the balance of the loan for residential mortgages, or a collateral impairment review for commercial loans, and a net present value adjustment relating to a change in interest rate and other terms, if applicable.

Impaired Restructured and Accruing loans are graded seven or better based on the above definitions. If  a restructured loan is graded as eight or nine, it is reported as Impaired Nonaccrual, or Doubtful Nonaccrual, respectively.

For commercial loans graded eight and nine and consumer and residential mortgage loans reported in nonaccrual, interest income is generally not recognized until the loan improves and is returned to accrual status. In some cases, if the loan is well secured and the borrower’s ability to support the loan payments has improved, such as in the case of a restructured nonaccrual loan, interest income may be recognized on a cash basis while the loan is in nonaccrual status.

For Consumer and Residential Mortgage Loan Segments, loans are classified by risk based on current delinquency and nonaccrual status. These segments of loans will contain a separate class for restructured loans, if they exist.

The following credit quality indicators provide a system for distribution of our loan portfolio in a manner consistent with the previously described loan grading system and for use in the determination of our loan loss allowance. This presentation differs somewhat by loan category from classification of loans presented elsewhere in our regulatory reports and within this report. These variations primarily relate to how real estate loans are analyzed internally to determine the adequacy of the loan loss allowance, versus how we are required to report real estate loans for regulatory purposes.

Credit Quality Indicators:

Loans at period end were as follows:
(In Thousands of Dollars)	December 31, 2011	December 31, 2010
Commercial & Industrial
Pass loans	$122,812	$143,773
Watch loans	19,542	12,727
Special mention loans	7,878	4,267
Substandard loans	2,928	1,561
Impaired restructured and accruing loans	3,562	182
Impaired nonaccrual loans	1,771	1,681
Doubtful nonaccrual loans	0	141
Total Commercial & Industrial	158,493	164,332

Commercial Real Estate
Pass loans	$373,320	$394,674
Watch loans	56,571	50,590
Special mention loans	21,155	31,310
Substandard loans	5,686	8,320
Impaired restructured and accruing loans	10,652	5,780
Impaired nonaccrual loans	15,336	17,729
Doubtful nonaccrual loans	0	882
Total Commercial Real Estate	482,720	509,285

First lien residential mortgage loans
Performing loans	$199,117	$192,269
Loans > 60 days past due	2,203	2,102
Impaired restructured and accruing loans	4,425	4,205
Nonaccrual loans	5,374	5,189
Total First lien residential mortgage loans	211,119	203,765

Junior lien residential mortgage loans
Performing loans	$66,169	$75,589
Loans > 60 days past due	328	148
Impaired restructured and accruing loans	278	0
Nonaccrual loans	278	556
Total Junior lien residential mortgage loans	67,053	76,293

Consumer Loans
Performing loans	$64,075	$77,472
Loans > 60 days past due	239	289
Nonaccrual loans	210	184
Total Consumer Loans	64,524	77,945

Total Loans	$983,909	$1,031,620

Allowance for Loan Losses

The allowance for loan losses is determined based on management’s estimate of probable losses incurred within the loan portfolio as of the balance sheet date. We determine the amount of the allowance for loan losses based on periodic evaluation of the loan portfolios and other relevant factors. This evaluation is inherently subjective and requires material estimates, which are subject to change. Factors that are considered in the evaluation of individual, and pools of loans, include: historical loss experience; likelihood of default; liquidation value of a loan’s underlying collateral; timing and amounts of expected future cash flows; and our exposure to loss in the event of default. We further estimate the impact of qualitative factors that may cause future losses to differ from historical experience. Such factors include: changes in credit quality, macro economic impacts on our customers, and changes in underwriting standards.

Our historical loss experience is determined based on actual losses incurred over the previous twelve quarters. We utilize a method of averaging these losses whereby we place a heavier emphasis on more recent experience. Our model provides a 50% weighting on the most recent four quarters, 30% weighting on the middle four quarters, and 20% weighting on the oldest four quarters.

The loan portfolio is segmented into five loan types: commercial and industrial loans; commercial real estate loans; consumer loans; residential mortgages – first liens; and residential mortgage – junior liens. These segments are further grouped by credit quality classifications.

The segments comprising commercial and industrial loans and commercial real estate loans are classified based on the loan grading system described above. We group loans rated as one through four together into one class of Pass loans. Commercial and industrial and commercial real estate loans graded as Pass and Watch are assigned a unique pooled loss rate based on historical losses incurred over the prior three years as described above. We adjust the calculated historical loss rate up or down based on current developments, that in management’s judgment are not reflected in the historical losses of the company. The current outstanding balance for each of these classes of loans is then multiplied by the adjusted historical loss rate to determine the amount of allowance for loan losses to reserve on that pool of loans.

Loans graded special mention use a shorter 12 month loss history to determine the loss rate. Losses over the preceding 12 month period are divided by the average balance outstanding of substandard and impaired loans to determine a historical loss rate. That calculated historical loss rate is multiplied by a probability factor to determine a loss rate to be applied to this class of loans. The probability factor is determined from an analysis of the migration of special mention loans to more severe risk classes over the preceding 12 month period.

Loans graded as substandard use the shorter 12 month loss history to determine the loss rate. Losses over the preceding 12 month period are divided by the average balance outstanding of substandard and impaired loans to determine a historical loss rate. The calculated historical loss rate, without adjustment for migration, is then multiplied times the outstanding balance of substandard loans to determine the amount of allowance for loan losses to provide for this class of loans.

Loans graded as impaired nonaccrual, impaired doubtful, and impaired restructured and accruing are individually analyzed for loan losses. An allocated reserve is established within the allowance for loan losses for the difference between the carrying value of the loan and its determined collectable value. To determine the collectable value of the loan, the present value of expected cash flows, the collateral value, or some combination of the two is used. The allocated reserve is established as the difference between the carrying value of the loan and the collectable value.

For consumer and residential loan segments, loans that are current, or less than 60 days past due are assigned a unique historical loss rate as described above for commercial Pass and Watch loans. For loans that are more than 60 days past due including nonaccrual loans, a loss rate is determined based on charge offs within the last 12 months, divided by the sum of the average balance of loans 60 days or more past due and nonaccrual loans. These loss rates are multiplied by the outstanding balances in each unique loan segment at the end of the reporting period to determine the amount of allowance for loan loss.

For restructured loans where the bank has granted a rate concession, an additional amount is added to the loan loss reserve that represents the difference in the present value of the cash flows between the original terms and the new terms of the modified loan, using the original interest rate of the loan as a discount rate. Any change in the present value of the loan due to passage of time is reflected as an adjustment to provision for loan loss expense.

After each of the steps outlined above is completed, the results are aggregated and compared with the existing balance of the allowance for loan losses. If the aggregation is greater than the balance, the allowance for loan losses is increased through a charge to earnings on the provision for loan losses line. If the resulting aggregation is below the current balance of the allowance for loan losses, management will determine, based upon the number, potential impact, and uncertainty of the estimates contained within the process whether the unallocated reserve is excessive. If in management’s judgment the unallocated reserve exceeds a level deemed prudent given the inherent uncertainty of these issues, a reversal of the provision for loan losses may be recorded.

The following table provides a breakdown of our loan portfolio by the primary credit quality indicators we use in the determination of our allowance for loan losses.

Allowance for credit losses and recorded investment in financing receivables:

(In Thousands of Dollars)
Twelve months ending December 31, 2011	Commercial and Industrial	Commercial Real Estate	First Lien Residential Mortgages	Junior Lien Residential Mortgages	Consumer Loans	Unallocated	Total
Allowance for Credit Losses:
Beginning balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431
Provision for loan losses	1,836	6,611	4,468	6	381	35	13,337
Loans charged off	(2,546)	(7,973)	(3,215)	(275)	(913)	0	(14,922)
Recoveries	171	521	180	0	301	0	1,173
Ending balance	$2,485	$11,534	$5,393	$505	$931	$171	$21,019

Ending balance: individually evaluated for impairment	$253	$3,622	$0	$0	$0	$0	$3,875

Ending balance: collectively evaluated for impairment	$2,232	$7,912	$5,393	$505	$931	$171	$17,144

Financing Receivables:
Ending balance	$158,493	$482,720	$211,397	$66,775	$64,524	$0	$983,909

Ending balance: individually evaluated for impairment	$5,331	$25,988	$0	$0	$0	$0	$31,319

Ending balance: collectively evaluated for impairment	$153,162	$456,732	$211,397	$66,775	$64,524	$0	$952,590

Twelve months ending December 31, 2010
Allowance for Credit Losses:
Beginning balance	$3,640	$10,473	$2,502	$967	$1,525	$7	$19,114
Provision for loan losses	812	8,222	3,844	(7)	344	129	13,344
Loans charged off	(1,707)	(6,366)	(2,602)	(186)	(1,102)	0	(11,963)
Recoveries	279	46	216	0	395	0	936
Ending balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431

Ending balance: individually evaluated for impairment	$812	$4,688	$0	$0	$0	$0	$5,500

Ending balance: collectively evaluated for impairment	$2,212	$7,687	$3,960	$774	$1,162	$136	$15,931

Financing Receivables:
Ending balance	$164,332	$509,285	$203,765	$76,293	$77,945	$0	$1,031,620

Ending balance: individually evaluated for impairment	$1,972	$24,390	$0	$0	$0	$0	$26,362

Ending balance: collectively evaluated for impairment	$162,360	$484,895	$203,765	$76,293	$77,945	$0	$1,005,258

Age Analysis of Past Due Loans excluding nonaccrual loans:

(In thousands of dollars)
At December 31, 2011	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Financing Receivables	Recorded Investment > 90 days and accruing
Commercial and Industrial	$1,039	$94	$0	$1,133	$157,360	$158,493	$0
Commercial Real Estate	4,313	500	0	4,813	477,907	482,720	0
Residential Mortgages 1st Liens	973	1,875	328	3,176	208,221	211,397	328
Residential Mortgages Junior Liens	561	255	73	889	65,886	66,775	73
Consumer	848	221	18	1,087	63,437	64,524	18
Total	$7,734	$2,945	$419	$11,098	$972,811	$983,909	$419

At December 31, 2010
Commercial and Industrial	$916	$400	$0	$1,316	$159,532	$164,413	$0
Commercial Real Estate	3,514	981	18	4,513	352,615	373,996	18
Residential Mortgages 1st Liens	1,025	1,529	573	3,127	349,086	357,402	573
Residential Mortgages Junior Liens	628	148	0	776	74,934	76,266	0
Consumer	703	273	15	991	58,368	59,543	15
Total	$6,786	$3,331	$606	$10,723	$994,535	$1,031,620	$606

Impaired loans were as follows:

(In Thousands of Dollars)
December 31, 2011	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$4,358	$5,846	0	$2,073	$116
Commercial Real Estate	11,940	16,987	0	12,444	452
Residential Mortgages 1st Liens	10,079	11,120	0	9,223	219
Residential Mortgages Junior Liens	278	331	0	459	2
Consumer	210	249	0	192	0
Total	$26,865	$34,533	$0	$24,391	$789

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$720	$998	$253	$722	$0
Commercial Real Estate	10,423	15,225	3,622	9,003	28
Residential Mortgages 1st Liens	0	0	0	0	0
Residential Mortgages Junior Liens	0	0	0	0	0
Consumer	0	0	0	0	0
Total	$11,143	$16,223	$3,875	$9,725	$28

Total
Commercial and Industrial	$5,078	$6,844	$253	$2,795	$116
Commercial Real Estate	22,363	32,212	3,622	21,447	480
Residential Mortgages 1st Liens	10,079	11,120	0	9,223	219
Residential Mortgages Junior Liens	278	331	0	459	2
Consumer	210	249	0	192	0
Total	$38,008	$50,756	$3,875	$34,116	$817

December 31, 2010
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$476	$564	0	$1,121	$0
Commercial Real Estate	10,142	11,718	0	12,432	158
Residential Mortgages 1st Liens	9,365	9,959	0	7,721	253
Residential Mortgages Junior Liens	555	555	0	295	1
Consumer	134	165	0	200	5
Total	$20,672	$22,961	0	$21,769	$417

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$693	$1,978	$812	$438	$0
Commercial Real Estate	9,725	16,614	4,688	8,724	125
Residential Mortgages 1st Liens	0	0	0	0	0
Residential Mortgages Junior Liens	0	0	0	0	0
Consumer	0	0	0	0	0
Total	$10,418	$18.592	$5,550	$9,162	$125

Total
Commercial and Industrial	$1,169	$2,544	$812	$1,559	$0
Commercial Real Estate	19,867	28,332	4,688	21,156	283
Residential Mortgages 1st Liens	9,365	9,959	0	7,721	253
Residential Mortgages Junior Liens	555	555	0	295	1
Consumer	134	165	0	200	5
Total	$31,090	$41,555	$5,500	$30,931	$542

Loan Modifications as of the period ending:

(In thousands of dollars)	Troubled Debt Restructurings			Troubled Debt Restructurings that Subsequently Defaulted
	Number of contracts	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Number of contracts	Recorded investment
December 31, 2011
Commercial and industrial	11	$3,615	$3,526	2	$468
Commercial real estate	13	4,017	3,786	10	1,233
Residential 1st liens	13	1,427	1,291	11	828
Residential junior liens	1	83	83	0	0
Consumer	0	0	0	0	0
Total	85	$9,142	$8,686	23	$2,529

December 31, 2010
Commercial and industrial	1	$36	$36	0	$0
Commercial real estate	7	6,604	5,757	3	860
Residential 1st liens	27	3,025	2,633	8	614
Residential junior liens	1	43	0	1	43
Consumer	0	0	0	0	0
Total	36	$9,708	$8,426	12	$1,517

Financing Receivables on Nonaccrual Status were as follows:

(In Thousands of Dollars)	December 31, 2011	December 31, 2010
Nonaccrual loans at period end
Commercial and Industrial	$1,771	$1,822
Commercial Real Estate	15,336	18,611
Residential Mortgages 1st Liens	5,374	5.189
Residential Mortgages Junior Liens	278	556
Consumer	210	184
Total nonaccrual loans	$22,969	$26,362

Note 7 - Premises and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7 – PREMISES AND EQUIPMENT

Year end premises and equipment were as follows:
(In Thousands of Dollars)	2011	2010
Land	$6,186	$6,213
Buildings	33,082	32,546
Furniture, fixtures and equipment	17,951	17,922
Total	57,219	56,681
Less:
Accumulated depreciation	(32,132)	(31,250)
Total	$25,087	$25,431

Depreciation expense was $2,062,000, $2,261,000, and $2,675,000 for 2011, 2010, and 2009. Facility rent expense was $377,000 in 2011 compared with $403,000 for 2010, and $356,000 for 2009. Equipment rent expense was $250,000 in 2011 compared with $252,000 for 2010, and $279,000 for 2009. Rental commitments for the next five years under non-cancelable operating leases were as follows (before considering renewal options that generally are present):

(In Thousands of Dollars)
	Facilities	Equipment	Total
2012	$362	$97	$459
2013	371	7	378
2014	161	3	164
2015	110	2	112
2016	102	0	102
Total	$1,106	$109	$1,215

Note 8 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE 8 – GOODWILL AND INTANGIBLE ASSETS

Goodwill

During the third quarter, Firstbank Corporation retained Austin Associates, LLC (“Austin”) to perform a goodwill impairment analysis. The valuation date was July 31, 2011. The steps that Austin utilized in a Step 1 valuation test included the reporting unit and the appropriate standard and level of value, the calculation of fair value and the comparison of fair value to carrying value. Austin determined that Firstbank Corporation was the relevant reporting unit to be valued. The standard of value used in the valuation was fair value. Austin’s interpretation of this definition is that it is the value of ownership of the specific business with consideration of synergies, efficiencies and other value enhancing factors. The appropriate level of value used was controlling interest level. This is consistent with allowing for synergies and other factors as described previously and also considers premiums where appropriate. The appraisal methodology utilized by Austin includes the following valuation approaches:

A.Income Approach: Under this approach, a discounted cash flow value is calculated based on earnings capacity.

B.Asset Approach: This approach is based on the difference between the estimated market value of assets and liabilities.

C.Market Approach: This analysis is based on price-to-earnings multiples, price-to-tangible-book ratios and core deposit premiums for selected bank sale transactions.

Austin used the individual valuation results to calculate their estimate of the fair value of common equity. This figure was then compared to the carrying value of equity to determine whether the Step 1 test had passed or failed. In its findings, Austin Associates determined that the fair value of Firstbank’s common equity was $105 million, below its carrying value of $117.4 million on the testing date. As required by generally accepted accounting principles, since the Step 1 test did not pass, it was necessary to complete a Step 2 test.

In the Step 2 test, Austin determines the implied value of goodwill compared with Firstbank’s carrying value of goodwill. In the Step 2 test, if the implied amount of goodwill exceeds the carrying amount, then no goodwill impairment charge is required. To determine the implied value of goodwill, Austin estimated the fair value of Firstbank’s identifiable assets less liabilities. The difference is the net identifiable assets of the company.

Austin used a variety of methods to determine the fair value of Firstbank’s assets and liabilities, including: recent transactions data, discounted cash flows, and market price indications. Assets reviewed consisted of: loans, investments, and other real estate owned, while liabilities reviewed included: deposits and borrowed funds. After completing this valuation exercise, the fair value of Firstbank’s common equity determined in Step 1 above, was subtracted from the estimated net identifiable assets to determine the implied fair value of goodwill. Based on the analysis, Austin concluded that the implied fair value of goodwill exceeded the carrying value; therefore, no goodwill impairment charge was required at this time. Whole bank sale transactions at a premium to tangible book value in the market place play an important role in the determination of fair value of the company. Changes in the pricing of future whole bank sales could negatively affect future valuation and result in goodwill impairment at a future date.

There was no change in the carrying amount of goodwill during the year.

(In Thousands of Dollars)
	2011	2010
Balance at January 1	$35,513	$35,513
Goodwill from acquisitions/(divestitures)	0	0
Balance at December 31	$35,513	$35,513

Acquired Intangible Assets

Acquired intangible assets at year end were as follows:

(In Thousands of Dollars)	2011	2010	2009
Core deposit intangibles resulting from bank and branch acquisitions:
Gross Amount	$7,930	$7,930	$7,930
Accumulated Amortization	(6,482)	(5,786)	(4,990)
Net Carrying Value	$1,448	$2,145	$2,940

Aggregate amortization expense was $697,000, $796,000, and $934,000 for 2011, 2010, and 2009, respectively. Our estimated amortization expense for each of the next five years is:

(In Thousands of Dollars)

Year	Amount
2012	$482
2013	$370
2014	$278
2015	$185
2016	$99

Note 9 - Federal Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
NOTE 9 – FEDERAL INCOME TAXES

Federal income taxes consist of the following:

(In Thousands of Dollars)	2011	2010	2009
Current expense	$3,133	$1,013	$144
Deferred expense (benefit)	(1,299)	14	241
Change in deferred tax valuation allowance	0	485	659
Total	$1,834	$1,512	$1,044

A reconciliation of the difference between federal income tax expense and the amount computed by applying the federal statutory tax rate of 35% in 2011, 2010 and 2009 is as follows:

(In Thousands of Dollars)	2011	2010	2009
Tax at statutory rate	$2,610	$1,846	$1,307
Effect of tax-exempt interest	(443)	(489)	(554)
Deferred tax valuation allowance	0	485	659
Other	(333)	(330)	(368)
Federal income taxes	$1,834	$1,512	$1,044

Effective tax rate	25%	29%	28%

The components of deferred tax assets and liabilities consist of the following at December 31st year end:

(In Thousands of Dollars)
	2011	2010
Deferred tax assets:
Allowance for loan losses	$7,147	$5,215
Deferred compensation	718	0
Losses on capital investments	1,727	1,920
Other	1,304	675
Total deferred tax assets	10,896	7,810
Deferred tax liabilities:
Fixed assets	(1,851)	(982)
Mortgage servicing rights	(1,563)	(1,263)
Purchase accounting adjustments	(373)	(127)
Unrealized gain on securities available for sale	(1,492)	(75)
Other	(992)	(620)
Total deferred tax liabilities	(6,271)	(3,067)
Net deferred tax assets	4,625	4,743
Deferred tax valuation allowance	(1,143)	(1,143)
Net deferred tax assets	$3,482	$3,600

A valuation allowance related to deferred tax assets is required when it is considered more likely than not that all or part of the benefits related to such assets will not be realized. In reviewing the company’s position relative to deferred tax assets associated with certain incurred capital losses, management determined that a valuation adjustment of $1,143,000 was necessary at year end 2011, the same amount as year end 2010. These valuation adjustments are recorded through the income statement on the Federal income tax line item. Based on this determination, a non-cash charge was made to record the valuation adjustment, reducing our deferred tax asset, and increasing income tax expense by $485,000 in 2011. The establishment of a valuation allowance does not relinquish our rights to utilize the deferred asset, but rather recognizes that at the current time management does not believe the deferred asset will be able to be utilized prior to its expiration. The deferred assets for which the valuation allowance was established were related to capital losses for which we do not believe we will have capital gains to offset. These assets are: $70,000 to expire in 2012, and $589,000 to expire in 2015 and $485,000 for which an expiration date has yet to be established, as we have not sold the underlying stock.

Losses on capital investments have a three year carry back and five year carry forward time period for offset. The timeframe begins with the sale of the investment. Certain tax planning strategies have been established, including the possible sale and leaseback of certain of our facilities or other assets that management believes could be executed if necessary to retain the benefits listed above.

Net deferred tax assets at December 31, 2011 and 2010 are included in other assets in the accompanying consolidated balance sheets.

Note 10 - Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]
NOTE 10 – DEPOSITS

Time deposits of $100,000 or more were $196 million and $213 million at year end 2011 and 2010. There were $16.1  million and $6.7 million of brokered CDs included in time deposits of $100,000 or more in 2011 and 2010 respectively.

Scheduled maturities of time deposits at December 31, 2011 were as follows:

(In Thousands of Dollars)
Year	Amount
2012	$260,352
2013	92,305
2014	25,449
2015	25,414
2016	19,525
2017 and thereafter	48
Total	$423,093

Note 11 - Borrowings	12 Months Ended
Dec. 31, 2011
Subordinated Borrowings Disclosure [Text Block]
NOTE 11 – BORROWINGS

Information relating to securities sold under agreements to repurchase is as follows:

(In Thousands of Dollars)
	2011	2010
At December 31:
Outstanding Balance	$46,784	$41,328
Average Interest Rate	0.19%	0.19%

Daily Average for the Year:
Outstanding Balance	$43,847	$40,338
Average Interest Rate	0.19%	0.24%

Maximum Outstanding at any Month End	$47,603	$46,477

Securities sold under agreements to repurchase (repurchase agreements) generally have original maturities of less than one year. Repurchase agreements are treated as financings and the obligations to repurchase securities sold are reflected as liabilities. Securities involved with the agreements are recorded as assets of the Company and are primarily held in safekeeping by correspondent banks. Repurchase agreements are offered principally to certain large deposit customers as deposit equivalent investments.

We had no unsecured overnight borrowings, in the form of federal funds purchased at December 31, 2011. There were no overnight borrowings at December 31, 2010.

We currently do not have a line of credit agreement for the Company.

Note 12 - Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances, Disclosure [Text Block]
NOTE 12 – FEDERAL HOME LOAN BANK ADVANCES

Long term borrowings have been secured from the Federal Home Loan Bank. At year end, advances from the Federal Home Loan Bank were as follows:

(In Thousands of Dollars)
	2011	2010
Borrowings with a fixed rates at year end	$19,457	$40,658

Borrowings with a variable rate of interest at year end	$0	$0

Fixed rate advances shown above ranged in the interest rate owed from 1.28% to 7.30% and averaged 3.41% at year end 2011 and maturity dates ranged from January 2012 to March 2026. At the end of 2010, rates ranged from 0.73% to 7.30% and averaged 3.06%, with maturities ranging from January 2011 to March 2026. Each Federal Home Loan Bank advance is payable at its maturity date without penalty, however, substantial penalties do exist if an advance is paid before its contractual maturity. Such penalties vary from advance to advance and are based on the size, interest rate, and remaining term of each specific advance. Advances of $3.5 million may be converted from fixed to variable rate by the FHLB, but may be repaid, without penalty, if that option is exercised. The advances were collateralized by $183.7 million and $247.2 million of first mortgage loans under a blanket lien arrangement and pledges of specific mortgages at year end 2011 and 2010. As of December 31, 2011, we had $97.1 million of additional borrowing capacity with the Federal Home Loan Bank. Federal Home Loan Bank borrowings have decreased substantially as increased core deposits and low loan demand have combined to reduce the need for this funding in the near term.

Maturities of FHLB advances are as follows:

(In Thousands of Dollars)
2012	$7,776
2013	1,500
2014	0
2015	849
2016	3,113
2017 and thereafter	6,219
Total	$19,457

Note 13 - Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Debt and Capital Leases Disclosures [Text Block]
NOTE 13 – SUBORDINATED DEBENTURES

On October 18, 2004, a trust formed by us issued $10,310,000 of 90 day LIBOR plus 1.99% variable rate trust preferred securities as part of a pooled offering of such securities. We issued subordinated debentures to the trust in exchange for the proceeds of the offering; the debentures represent the sole assets of the trust. We may redeem the subordinated debentures, in whole or in part, any time on or after October 18, 2009 at 100% of the principal amount of the securities. The debentures are required to be paid in full on October 18, 2034.

On January 20, 2006, a trust formed by us issued $10,310,000 of trust preferred securities as part of a pooled offering of such securities. The securities carried an interest rate of 6.049% for five years, and then converted to a variable rate of 90 day LIBOR plus 1.27% in 2011, for the remainder of their term. We issued subordinated debentures to the trust in exchange for the proceeds of the offering; the debentures represent the sole assets of the trust. We may redeem the subordinated debentures, in whole or in part, any time on or after April 7, 2011 at 100% of the principal amount of the securities. The debentures are required to be paid in full on April 7, 2036.

On July 30, 2007, two trusts, formed by us, issued $15,464,000 of trust preferred securities as part of a pooled offering of such securities. One of the trusts issued $7,732,000 of variable rate securities at 90 day LIBOR plus 1.35% (6.71% on the date of issuance). The other trust issued $7,732,000 of fixed rate securities that carry an interest rate of 6.566% for five years, and then convert to a variable rate of 90 day LIBOR plus 1.35% for the remainder of their term. Firstbank then issued subordinated debentures to the trust in exchange for the proceeds of the offering; the debentures represent the sole assets of each of the trusts. We may redeem the subordinated debentures, in whole or in part, any time on or after July 30, 2012 at 100% of the principal amount of the securities. The debentures are required to be paid in full on July 30, 2037.

The trusts are not consolidated with the Company’s financial statements, but rather the subordinated debentures are shown as a liability. Our investment in the stock of the trust was $1,084,000 and is included in equity securities available for sale. These investments are restricted from sale and are carried at historical cost, which approximates fair value.

Note 14 - Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 14 – SHAREHOLDERS’ EQUITY

We are subject to various regulatory policies and requirements relating to the payment of dividends, including requirements to maintain adequate capital above regulatory minimums.  At year end 2011 and 2010 we exceeded all requirements to be classified as well as capitalized.

On January 30, 2009 we issued 33,000 shares of Series A, no par value $1,000 liquidation preference, fixed rate cumulative perpetual preferred stock (Preferred Stock) and warrants to purchase 578,947 shares of our common stock at an exercise price of $8.55 per share (Warrants), to the U.S. Department of Treasury in return for $33 million under the Capital Purchase Program (CPP). Of the proceeds, $32.7 million was allocated to the Preferred Stock and $0.3 million was allocated to the Warrants based on the relative fair value of each. The $0.3 million discount on the Preferred Stock is being accreted using an effective yield method over five years. The Preferred Stock and Warrants qualify as Tier 1 capital.

The Preferred Stock pays cumulative quarterly cash dividends at a rate of 5% per year on the $1,000 liquidation preference through February 15, 2014 and at a rate of 9% per year thereafter. We accrue dividends based on the rates, liquidation preference and time since last quarterly dividend payment. Under the CPP, the consent of the U.S. Treasury is required for any quarterly common stock dividend of more than $0.225 per share (subject to adjustment for stock splits, stock dividends and certain other transactions) and for any common share repurchases (other than common share repurchases in connection with any benefit plan in the ordinary course of business) in each case until January 30, 2012, unless the Preferred Stock has been fully redeemed or the U.S. Treasury has transferred all the Preferred Stock to third parties prior to that date.  In addition, all accrued and unpaid dividends on the Preferred Stock must be declared and the payment set aside for the benefit of the holders of Preferred Stock before any dividend may be declared on our common stock and before any shares of our common stock may be repurchased, subject to certain limited exceptions.

Holders of shares of the Preferred Stock have no right to exchange or convert such shares into any other security of Firstbank Corporation and have no right to require the redemption or repurchase of the Preferred Stock.  The Preferred Stock does not have a sinking fund.  The Preferred Stock is non-voting, other than class voting rights on certain matters that could adversely affect the Preferred Stock.

After January 30, 2012, we may redeem the Preferred Stock for the liquidation preference plus accrued and unpaid dividends.  Any such redemption is subject to U.S. Treasury’s prior consultation with the Federal Reserve Board.

The Warrants are immediately exercisable for 578,947 shares of our common stock at an exercise price of $8.55 per common share. The Warrants are transferrable and may be exercised at any time on or before January 30, 2019.

Note 15 - Benefit Plans	12 Months Ended
Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Text Block]
NOTE 15 – BENEFIT PLANS

The Firstbank Corporation 401(k) plan, a defined contribution plan, is an IRS qualified 401(k) salary deferral plan, under which Firstbank Corporation stock is one of the investment options. The Board of Directors approved changing the plan to a Safe Harbor 401(k) plan for the 2008 plan year. A Safe Harbor plan relieves administrative testing in exchange for immediate vesting of the employee’s matching contributions. Both employee and employer contributions may be made to the plan. The Company’s 2011, 2010 and 2009 matching 401(k) contributions charged to expense were $522,000, $537,000 and $557,000 respectively.  The percent of the Company’s matching contribution to the 401(k), and the determination to offer a Safe Harbor plan, is determined annually by the Board of Directors.

Firstbank – West Michigan had a deferred compensation plan for its directors and executive officers. The plan was frozen before the ICNB acquisition and has a balance at the end of 2011 of $2.1 million compared with $2.2 million at the end of 2010. Expense associated with the plan was $110,000 in 2011, $94,000 in 2010, and $91,000 in 2009.

Note 16 - Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 16 – STOCK BASED COMPENSATION

The Company has stock based compensation plans as described below. Total compensation cost that has been charged against income for those plans was $118,000, $115,000, and $160,000 for 2011, 2010 and 2009. The total income tax benefit resulting from these charges was $40,000, $39,000 and $54,000, respectively.

The Firstbank Corporation Stock Compensation Plans of 1993, 1997 and 2006 (“Plans”), as amended, which were shareholder approved, provide for the grant of 395,986, 593,798 and 315,000 shares of stock, respectively, in either restricted form or under option. Options may be either incentive stock options or nonqualified stock options. As of December 31, 2011 only nonqualified stock options and restricted stock shares have been issued under the plans. The Plan of 1993 terminated April 26, 2003. The 1997 Plan terminated April 28, 2007. The 2006 Plan will terminate February 27, 2016. The Board, at its discretion, may terminate any or all of the Plans prior to the Plans’ scheduled termination dates. At year end 2011, there were 73,734 shares available for grant under the 2006 Plan.

Stock Option

Each option granted under the Plans may be exercised in whole or in part during such period as is specified in the option agreement governing that option. Options may only be issued with exercise prices equal to, or greater than, the stock’s market value on the date of issuance. The length of time available for a stock option to be exercised is governed by each option agreement, but has not been more than ten years from the issuance date.

All companies are required to record compensation cost for stock options provided to employees in return for employee service. The cost is measured at the fair value of the options when granted. This cost is expensed over the employee service period, which is normally the vesting period of the options.

The fair value of each option award is estimated on the date of grant using a closed form option valuation (Black-Scholes) model that uses the assumptions noted in the table below. Expected volatilities are based on historical volatilities of our common stock. We use historical data to estimate option exercise and post-vesting termination behavior. The expected term of options granted is based on historical data and represents the period of time that options granted are expected to be outstanding, which takes into account that the options are not transferable. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The weighted average fair value of options granted was $2.33 and $2.18 in 2010, and 2009, respectively.  There were no options granted in 2011.

	2010	2009

Risk-free interest rate	2.11%	2.90%
Expected option life	7 years	7 years
Expected stock price volatility	44.7%	38.6%
Dividend yield	0.7%	4.7%

Activity under the plans:

	Twelve months ended December 31, 2011 Total options outstanding
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (000)
Options outstanding, beginning of period	454,745	$16.55
Granted	0	-
Exercised	0	-
Forfeited	(25,273)	$19.44
Expired	(32,574)	$13.51
Options outstanding, end of period	396,898	$16.58	5.1	$0

Options exercisable, end of period	305,468	$19.18	4.3	$0

Proceeds, related tax benefits realized from options exercised and intrinsic value of options exercised were as follows:

	Twelve months ended December 31,
(In Thousands of Dollars)
	2011	2010	2009
Proceeds of options exercised	$0	$0	$0
Related tax benefit recognized	$0	$0	$0
Intrinsic value of options exercised	$0	$0	$0

As of December 31, 2011, there was $72,000 of total unrecognized compensation cost related to non-vested stock options granted under the Plans. The cost is expected to be recognized over a weighted-average period of 1.8 years.

Options outstanding at December 31, 2011 were as follows:

	Options outstanding			Exercisable
Range of exercise prices	Shares	Weighted Average Exercise Price	Weighted Average Contractual Life (years)	Shares	Weighted Average Exercise Price
$5.19 - $12.00	137,650	$7.17	7.8	56,760	$7.60
$12.01 - $16.00	52,700	$16.00	5.9	42,160	$16.00
$16.01 - $ 20.00	35,495	$19.20	0.9	35,495	$19.20
$20.01 - $ 26.18	171,053	$23.79	3.5	171,053	$23.79
Total	396,898	$16.58	5.1	305,468	$19.18

Restricted Stock

Restricted shares may be issued under the Plans as described above. Compensation expense is recognized over the vesting period of the shares based on the market value of the shares on the issue date.

A summary of changes in the Company’s non-vested shares for 2011 follows:

	2011		2010
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value	Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2011	13,373	$9.13	16,228	$11.87
Granted	14,120	$5.00	4,000	$4.84
Vested	4,866	$11.77	4,069	$14.48
Forfeited	0	-	2,786	$11.08
Non-vested at December 31, 2011	22,627	$5.99	13,373	$9.13

As of December 31, 2011, there was $115,000 of total unrecognized compensation cost related to non-vested shares granted under the Restricted Stock Plan. The cost is expected to be recognized over a weighted-average period of 2.2 years. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009 was $57,000, $23,000, and $22,900. Expense of $37,000 was recorded for restricted stock in 2011 compared with $20,000 in 2010 and $48,000 in 2009.

Note 17 - Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions Disclosure [Text Block]
NOTE 17 – RELATED PARTY TRANSACTIONS

Loans to principal officers, directors, and their affiliates were as follows:

(In Thousands of Dollars)	2011	2010
Beginning balance	$48,510	$39,709
New loans	46,283	50,180
Repayments	(47,972)	(41,363)
Addition/(Deletion) of Directors	(6,344)	(16)
Ending balance	$40,477	$48,510

Deposits from principal officers, directors, and their affiliates at year end 2011 and 2010 were $28.5 million and $24.9 million respectively.

Note 18 - Financial Instruments With Off-Balance Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments Disclosure [Text Block]
NOTE 18 – FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

Some financial instruments, such as loan commitments, credit lines, letters of credit and overdraft protection are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met and usually have expiration dates. Commitments may expire without being used. Off-balance sheet risk to credit loss exists up to the face amount of these instruments although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

Financial instruments with off-balance sheet risk were as follows at year end:

(In Thousands of Dollars)	2011		2010
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to make loans	$44,091	$11,254	$25,047	$7,430
(at market rates)
Unused lines of credit and letters of Credit	$22,205	$118,443	$20,963	$115,987
Standby Letters of Credit	$4,776	$15,110	$4,987	$16,324

Commitments to make loans are generally made for periods of 60 days or less. The fixed rate loan commitments have interest rates ranging from 2.99% to 8.0% and maturities ranging from 1 year to10 years.

Note 19 - Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies Disclosure [Text Block]
NOTE 19 – CONTINGENCIES

From time to time certain claims are made against the Company and its banking subsidiaries in the normal course of business. There were no outstanding claims considered by management to be material at December 31, 2011.

Note 20 - Dividend Limitation of Subsidiaries	12 Months Ended
Dec. 31, 2011
Restrictions on Dividends, Loans and Advances [Text Block]
NOTE 20 – DIVIDEND LIMITATION OF SUBSIDIARIES

Capital guidelines adopted by Federal and State regulatory agencies and restrictions imposed by law limit the amount of cash dividends the banks can pay to the Company. At December 31, 2011, using the most restrictive of these conditions for each bank, the aggregate cash dividends that the banks can pay the Company without prior approval was $23,118,000. It is not the intent of management to have dividends paid in amounts which would reduce the capital of the banks to levels below those which are considered prudent by management and in accordance with guidelines of regulatory authorities.

Note 21 - Stock Repurchase Program	12 Months Ended
Dec. 31, 2011
Repurchase Agreements, Resale Agreements, Securities Borrowed, and Securities Loaned Disclosure [Text Block]
NOTE 21 – STOCK REPURCHASE PROGRAM

We currently have no authorized stock repurchase program in place. On June 30, 2009, the Board of Directors unanimously approved rescinding the then current authorization to repurchase $3.2 million worth of our stock under a prior approved plan.  No stock was repurchased in 2010 or 2011.

Note 22 - Capital Adequacy	12 Months Ended
Dec. 31, 2011
Capital Requirements on Trust Assets [Text Block]
NOTE 22 – CAPITAL ADEQUACY

Banks and bank holding companies are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations involve quantitative measures of assets, liabilities, and certain off-balance sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators.  Failure to meet capital requirements can initiate regulatory action.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited; as are asset growth and expansion, and capital restoration plans are required.

At year end 2011 and 2010, the most recent regulatory notifications categorize us as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed that classification.

Actual and required capital amounts at year end and ratios are presented below:

(In thousands of dollars)	Actual		Minimum Required For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Total Capital to Risk Weighted Assets
Consolidated	$163,919	16.55%	$79,233	8.00%	$99,041	10.00%
Firstbank – Alma	32,595	15.02%	17,358	8.00%	21,698	10.00%
Firstbank – Mt. Pleasant	37,793	13.05%	23,165	8.00%	28,957	10.00%
Firstbank – West Branch	22,843	13.39%	13,649	8.00%	17,062	10.00%
Keystone Community Bank	26,838	14.03%	15,299	8.00%	19,123	10.00%
Firstbank – West Michigan	20,035	16.95%	9,454	8.00%	11,818	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$151,473	15.29%	$39,616	4.00%	$59,425	6.00%
Firstbank – Alma	29,855	13.76%	8,679	4.00%	13,019	6.00%
Firstbank – Mt. Pleasant	34,168	11.80%	11,583	4.00%	17,374	6.00%
Firstbank – West Branch	20,693	12.13%	6,825	4.00%	10,237	6.00%
Keystone Community Bank	24,416	12.77%	7,649	4.00%	11,474	6.00%
Firstbank – West Michigan	18,533	15.68%	4,727	4.00%	7,091	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$151,473	10.30%	$58,840	4.00%	$73,551	5.00%
Firstbank – Alma	29,855	8.22%	14,536	4.00%	18,170	5.00%
Firstbank – Mt. Pleasant	34,168	8.31%	16,443	4.00%	20,554	5.00%
Firstbank – West Branch	20,693	8.39%	9,871	4.00%	12,338	5.00%
Keystone Community Bank	24,416	10.09%	9,680	4.00%	12,100	5.00%
Firstbank – West Michigan	18,533	9.72%	7,625	4.00%	9,531	5.00%

	Amount	Ratio	Amount	Ratio	Amount	Ratio
2010
Total Capital to Risk Weighted Assets
Consolidated	$159,222	15.94%	$79,896	8.00%	$99,870	10.00%
Firstbank – Alma	22,337	15.18%	11,771	8.00%	14,714	10.00%
Firstbank – Mt. Pleasant	37,663	13.10%	22,998	8.00%	28,748	10.00%
Firstbank – West Branch	23,582	13.56%	13,917	8.00%	17,396	10.00%
Firstbank – St. Johns	8,706	12.67%	5,496	8.00%	6,870	10.00%
Keystone Community Bank	25,136	12.38%	16,249	8.00%	20,311	10.00%
Firstbank – West Michigan	18,338	15.36%	9,552	8.00%	11,940	10.00%

Tier 1 (Core) Capital to Risk Weighted Assets
Consolidated	$146,619	14.68%	$39,948	4.00%	$59,922	6.00%
Firstbank – Alma	20,492	13.93%	5,886	4.00%	8,828	6.00%
Firstbank – Mt. Pleasant	34,059	11.85%	11,499	4.00%	17,249	6.00%
Firstbank – West Branch	21,400	12.30%	6,959	4.00%	10,438	6.00%
Firstbank – St. Johns	7,834	11.40%	2,748	4.00%	4,122	6.00%
Keystone Community Bank	22,554	11.10%	8,124	4.00%	12,187	6.00%
Firstbank – West Michigan	16,817	14.08%	4,776	4.00%	7,164	6.00%

Tier 1 (Core) Capital to Average Assets
Consolidated	$146,619	10.02%	$58,518	4.00%	$73,148	5.00%
Firstbank – Alma	20,492	7.51%	10,911	4.00%	13,639	5.00%
Firstbank – Mt. Pleasant	34,059	8.73%	15,607	4.00%	19,508	5.00%
Firstbank – West Branch	21,400	8.64%	9,910	4.00%	12,388	5.00%
Firstbank – St. Johns	7,834	8.25%	3,800	4.00%	4,750	5.00%
Keystone Community Bank	22,554	9.18%	9,828	4.00%	12,285	5.00%
Firstbank – West Michigan	16,817	8.76%	7,683	4.00%	9,604	5.00%

Note 23 - Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Text Block]
NOTE 23 – FAIR VALUE

Carrying amount and estimated fair values of financial instruments were as follows at year end:

	(In Thousands of Dollars)
	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial Assets:
Cash and cash equivalents	$75,816	$75,816	$73,538	$73,538
FDIC insured bank certificates of deposit	4,432	4,432	10,405	10,405
Trading account securities	2	2	13	13
Securities available for sale	342,184	342,184	255,703	255,703
Federal Home Loan Bank stock	7,266	7,266	8,203	8,203
Loans held for sale	349	349	1,355	1,355
Loans, net	962,890	944,756	1,010,189	987,800
Accrued interest receivable	4,531	4,531	4,689	4,689
Financial Liabilities:
Deposits	(1,220,542)	(1,215,484)	(1,183,783)	(1,173,030)
Securities sold under agreements to repurchase and overnight borrowings	(46,784)	(46,784)	(41,328)	(41,328)
Federal Home Loan Bank advances	(19,457)	(21,359)	(40,658)	(42,684)
Accrued interest payable	(762)	(762)	(1,467)	(1,467)
Subordinated debentures	(36,084)	(36,488)	(36,084)	(37,051)

The methods and assumptions used to estimate fair value are described as follows: The carrying amount is the estimated fair value for cash and cash equivalents, short term borrowings, Federal Home Loan Bank stock, accrued interest receivable and payable, demand deposits, short term debt, and variable rate loans or deposits that re-price frequently and fully. Security fair values are based on market prices or dealer quotes, and if no such information is available, on the rate and term of the security and information about the issuer. For fixed rate loans and variable rate loans, fair value is based on discounted cash flows using current market rates applied to the estimated life and credit risk based on historical losses on similar loan pools. For deposits with infrequent re-pricing or re-pricing limits, fair value is based on discounted cash flows using current market rates applied to the estimated life of the product.

Fair values for impaired loans are estimated using discounted cash flow analysis or underlying collateral values for the specific loans in the portfolio and assumes the bank will resolve them through orderly liquidation. Fair value of loans held for sale is based on market quotes. Fair value of debt is based on current rates for similar financing. The fair value of off-balance sheet items is based on the current fees or cost that would be charged to enter into or terminate such arrangements. The fair value of off-balance sheet items was not material to the consolidated financial statements at December 31, 2011 and December 31, 2010.

The following tables present information about our assets measured at fair value on a recurring basis at December 31, 2011, and valuation techniques used by us to determine those fair values.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly. These Level 2 inputs include quoted prices for similar assets in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset or liability. Level 3 Securities include local Municipal Securities where market pricing is not available, trust preferred securities issued by banks, and other miscellaneous investments.

Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2011
Securities available for sale
U.S. Government Agency Bonds	$0	$133,834	$0	$133,834
Mortgage Backed Securities	0	71,052	0	71,052
U.S. Government Agency CMOs	0	57,845	0	57,845
Municipal Securities	0	62,447	15,342	77,789
Equity and Other Securities	92	0	1,572	1,664
Total Securities available for sale	$92	$325,179	$16,914	$342,184

Trading equity securities	$2	$0	$0	$2

December 31, 2010
Securities available for sale
Treasury Notes	$12,530	$0	$0	$12,530
U.S. Government Agency Bonds	0	82,897	0	82,897
Mortgage Backed Securities	0	55,899	0	55,899
U.S. Government Agency CMOs	0	54,643	0	54,643
Municipal Securities	0	38,371	9,716	48,087
Equity and Other Securities	530	0	1,117	1,647
Total Securities available for sale	$13,060	$231,810	$10,833	$255,703

Trading equity securities	$13	$0	$0	$13

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis

(Dollars in Thousands)	2011	2010
Balance at beginning of year	$10,833	$7,559
Total realized and unrealized gains/(losses) included in income	0	(150)
Total unrealized gains/(losses) included in other comprehensive income	0	56
Purchases of securities	11,325	5,127
Sales of securities	0	(897)
Calls and maturities	(5,244)	(862)
Net transfers in/(out) of Level 3	0	0
Balance at December 31 of each year	$16,914	$10,833

Both observable and unobservable inputs may be used to determine the fair value of positions classified as Level 3 assets. As a result, the unrealized gains and losses for these assets presented in the tables above may include changes in fair value that were attributable to both observable and unobservable inputs.

Available for sale investments securities categorized as Level 3 assets primarily consist of bonds issued by local municipalities and other like assets. We carry local municipal securities at historical cost, which approximates fair value, unless economic conditions for the municipality changes to a degree requiring a valuation adjustment.

We also have assets that under certain conditions are subject to measurement at fair value on a non-recurring basis. These assets consist of impaired loans and other real estate owned. We have estimated the fair value of impaired loans using Level 3 inputs, specifically valuation of loans based on either a discounted cash flow projection, or a discount to the appraised value of the collateral underlying the loan. We use discounted appraised values or broker’s price opinions to determine the fair value other real estate owned.

Assets Measured at Fair Value on a Nonrecurring Basis

(Dollars in Thousands)	Balance at December 31,	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses for the period ended December 31,
2011
Impaired loans	$41,889	0	0	$41,889	$(9,827)
Other Real Estate Owned	$2,223	0	0	$2,223	$(1,290)

2010
Impaired loans	$36,418	0	0	$36,418	$(7,748)
Other Real Estate Owned	$3,751	0	0	$3,751	$(1,579)

Impaired loans categorized as Level 3 assets consist of non-homogeneous loans that are considered impaired. We estimate the fair value of the loans based on the present value of expected future cash flows using management’s best estimate of key assumptions. These assumptions include future payment ability, timing of payment streams, and estimated realizable values of available collateral (typically based on outside appraisals). Other Real Estate Owned is valued based on either a recent appraisal for the property or a brokers' price opinion of the value of the property, which are discounted for expected costs to dispose of the property. The $9,827,000 loss on impaired loans indicated in the table above, for year ended December 31, 2011, and the $7,748,000 for the year ended December 31, 2010, were charged to the allowance for loan losses, while the $1,290,000 and the $1,579,000 losses, for the years ended December 31 of 2011 and 2010, in other real estate owned were charged to earnings through other non-interest expense on the income statement.

Note 24 - Basic and Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Text Block]
NOTE 24 – BASIC AND DILUTED EARNINGS PER SHARE

(In Thousands, Except per Share Data)	Year Ended December 31
	2011	2010	2009
Basic earnings per common share
Net income available to common shareholders	$3,943	$2,084	$1,151
Weighted average common shares outstanding	7,843	7,766	7,657

Basic earnings per common share	$0.50	$0.27	$0.15

Diluted Earnings per Share
Net income available to common shareholders	$3,943	$2,084	$1,151

Weighted average common shares outstanding	7,843	7,766	7,657
Add dilutive effects of assumed exercises of options	2	2	2
Weighted average common and dilutive potential
Common shares outstanding	7,845	7,768	7,659

Diluted earnings per common share	$0.50	$0.27	$0.15

Stock options and warrants for 975,845, 1,033,692, and 1,065,629 shares of common stock were not considered in computing diluted earnings per share for 2011, 2010, and 2009, respectively, because they were anti-dilutive.

Note 25 - Firstbank Corporation (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 25 – FIRSTBANK CORPORATION (PARENT COMPANY ONLY)

CONDENSED FINANCIAL INFORMATION

CONDENSED BALANCE SHEETS
	Year Ended December 31,
(In Thousands of Dollars)	2011	2010
ASSETS
Cash and cash equivalents	$16,870	$15,563
Commercial loans	0	1,000
Investment in and advances to banking subsidiaries	170,981	164,611
Securities	1,086	1,097
Other assets	4,104	3,683
Total Assets	$193,041	$185,954
LIABILITIES AND EQUITY
Accrued expenses and other liabilities	$1,580	$1,442
Subordinated Debentures	36,084	36,084
Shareholders’ equity	155,377	148,428
Total Liabilities and Shareholders’ Equity	$193,041	$185,954

CONDENSED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

Years Ended December 31	2011	2010	2009
Dividends from banking subsidiaries (net of capital infusions)	$3,680	$4,000	$7,246
Other income	5,921	5,656	5,542
Other expense	(8,440)	(8,418)	(8,800)
Income before income tax and undistributed subsidiary income	1,161	1,238	3,988
Income tax benefit	844	532	1,022
Equity in undistributed subsidiary income	3,618	1,993	(2,319)
Net income	5,623	3,763	2,691
Change in unrealized gain (loss) on securities, net of tax and classification effects	2,750	(452)	(288)
Comprehensive income	$8,373	$3,311	$2,403

CONDENSED STATEMENTS OF CASH FLOWS
	Year Ended December 31,
	2011	2010	2009
Cash flows from operating activities
Net income	$5,623	$3,763	$2,691
Adjustments:
Unrealized loss on trading account securities	11	(3)	213
Equity in undistributed subsidiary income	(3,618)	(1,993)	2,319
Stock Option and Restricted Stock Grant Compensation Expense	118	115	158
Change in other assets	3,797	6,734	1,207
Change in other liabilities	138	(1,410)	(1,619)
Net cash from operating activities	6,069	7,206	4,969

Cash flows from investing activities
Sale/(Purchase) of Securities AFS	0	2,818	(2,819)
Net decrease in commercial loans	1,000	(786)	28
Payments for Investments in Subsidiaries	(4,220)	(1,950)	(16,360)
Net cash from investing activities	(3,220)	82	(19,151)

Cash flows from financing activities
Payments of long-term debt	0	0	(5,600)
Proceeds from issuance of preferred stock and common stock warrants	0	0	33,000
Proceeds from issuance of common stock	421	393	909
Dividends on preferred stock	(1,650)	(1,650)	(1,513)
Dividends on common stock	(313)	(620)	(3,062)
Net cash from financing activities	(1,542)	(1,877)	23,734
Net change in cash and cash equivalents	1,307	5,411	9,552
Beginning cash and cash equivalents	15,563	10,152	600
Ending cash and cash equivalents	$16,870	$15,563	$10,152

Note 26 - Other Comprehensive Income	12 Months Ended
Dec. 31, 2011
Other Comprehensive Income, Noncontrolling Interest [Text Block]
NOTE 26 – OTHER COMPREHENSIVE INCOME

Other comprehensive income components and related taxes were as follows:

(In Thousands of Dollars)	2011	2010	2009
Change in unrealized holding gains and losses on available for sale securities	$4,204	$(689)	$(1,098)
Less reclassification adjustments for gains and losses later recognized in income	(37)	4	1,534
Net unrealized gains and (losses)	4,167	(685)	(436)
Tax effect	(1,417)	233	148
Other comprehensive income (loss)	$2,750	$(452)	$(288)

Note 27 - Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information [Text Block]
NOTE 27 – QUARTERLY FINANCIAL DATA (UNAUDITED)

(In Thousands of Dollars, Except per Share Data)	2011
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$16,989	$17,215	$16,924	$16,516	$67,644
Net interest income	13,292	13,741	13,781	13,858	54,672
Income before federal income taxes	1,564	686	2,170	3,037	7,457
Net income	1,215	628	1,630	2,150	5,623
Preferred stock dividends	420	420	420	419	1,679
Net income available to common shareholders	795	208	1,210	1,731	3,944
Basic earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50
Diluted earnings per common share	$0.10	$0.03	$0.15	$0.22	$0.50

	2010
	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Year
Interest income	$18,099	$18,225	$18,221	$17,837	$72,382
Net interest income	12,324	12,668	13,095	13,405	51,492
Income before federal income taxes	671	1,248	2,372	984	5,275
Net income	659	937	1,324	843	3,763
Preferred stock dividends	420	420	420	419	1,679
Net income available to common shareholders	239	517	904	424	2,084
Basic earnings per common share	$0.03	$0.07	$0.12	$0.05	$0.27
Diluted earnings per common share	$0.03	$0.07	$0.12	$0.05	$0.27

All per share amounts have been adjusted for stock dividends and stock splits.